UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2008

Date of reporting period:	05/31/2008

Item 1.	Schedule of Investments

Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS

Aerospace & Defense 1.2%
393,000	Spirit AeroSystems Holdings, Inc. (Class A)(a)	$11,723,190

Air Freight & Logistics 2.3%
122,200	CH Robinson Worldwide, Inc.(b)	7,881,900
321,200	Expeditors International of Washington, Inc.	15,122,096

		23,003,996

Capital Markets 3.2%
422,200	Eaton Vance Corp.	17,964,610
768,600	TD Ameritrade Holding Corp.(a)(b)	13,919,346

		31,883,956

Chemicals 1.4%
320,200	Ecolab, Inc.	14,354,566

Commercial Services & Supplies 6.7%
763,400	Allied Waste Industries, Inc.(a)(b)	10,282,998
335,600	Corporate Executive Board Co. (The)(b)	15,159,052
626,505	Iron Mountain, Inc.(a)(b)	18,813,945
219,415	Paychex, Inc.(b)	7,580,788
319,000	Robert Half International, Inc.(b)	7,841,020
130,400	Stericycle, Inc.(a)	7,602,320

		67,280,123

Communications Equipment 3.5%
1,613,600	Brocade Communications Systems, Inc.(a)	13,005,616
671,170	Comverse Technology, Inc.(a)(b)	12,517,321
342,400	Juniper Networks, Inc.(a)(b)	9,422,848

		34,945,785

Construction & Engineering 1.1%
249,400	Chicago Bridge & Iron Co. N.V.	11,397,580

Consumer Finance 0.8%
132,075	Alliance Data Systems Corp.(a)	7,929,783

Diversified Consumer Services 0.7%
173,000	Weight Watchers International, Inc.	7,233,130

Diversified Telecommunication Services 0.3%
180,600	Cogent Communications Group, Inc.(a)(b)	2,970,870

Electrical Equipment 2.3%
442,650	Ametek, Inc.	22,707,945

Electronic Equipment & Instruments 1.3%
171,800	Amphenol Corp. (Class A)(b)	8,011,034
376,100	Insight Enterprises, Inc.(a)(b)	5,039,740

		13,050,774

Energy Equipment & Services 4.1%
360,700	Cameron International Corp.(a)(b)	19,200,061
127,500	FMC Technologies, Inc.(a)(b)	9,160,875
288,400	Pride International, Inc.(a)(b)	12,672,296

		41,033,232

Food & Staples Retailing 0.7%
238,200	Whole Foods Market, Inc.(b)	6,907,800

Food Products 2.7%
675,100	ConAgra Foods, Inc.(b)	15,918,858
519,700	Dean Foods Co.(a)(b)	11,303,475

		27,222,333

Health Care Equipment & Supplies 2.0%
284,665	DENTSPLY International, Inc.(b)	11,540,319
208,200	Resmed, Inc.(a)(b)	8,200,998

		19,741,317

Health Care Providers & Services 8.8%
309,300	Community Health Systems, Inc.(a)(b)	11,144,079
313,700	DaVita, Inc.(a)(b)	16,274,756
205,100	Express Scripts, Inc.(a)(b)	14,789,761
178,400	Henry Schein, Inc.(a)(b)	9,940,448
209,400	Laboratory Corp. of America Holdings(a)(b)	15,451,626
277,000	Patterson Cos., Inc.(a)(b)	9,420,770
235,700	Quest Diagnostics, Inc.(b)	11,881,637

		88,903,077

Hotels, Restaurants & Leisure 2.5%
319,600	Tim Hortons, Inc.(b)	10,607,524
366,100	YUM! Brands, Inc.	14,534,170

		25,141,694

Household Products 0.6%
104,200	Clorox Co. (The)	5,952,946

Independent Power Producers & Energy Traders 1.1%
595,900	AES Corp. (The)(a)(b)	11,608,132

Insurance 3.2%
248,300	Axis Capital Holdings Ltd.	8,702,915
24,500	White Mountains Insurance Group Ltd.	11,686,500
453,300	W.R. Berkley Corp.	12,279,897

		32,669,312

Internet Software & Services 2.2%
343,400	Akamai Technologies, Inc.(a)(b)	13,409,770
223,900	VeriSign, Inc.(a)(b)	8,964,956

		22,374,726

Life Sciences Tools Services 1.7%
59,600	Covance, Inc.(a)(b)	4,886,008
209,300	Thermo Fisher Scientific, Inc.(a)	12,352,886

		17,238,894

Machinery 7.1%
234,200	Danaher Corp.(b)	18,309,756
220,700	Dover Corp.(b)	11,935,456
513,600	IDEX Corp.(b)	19,948,224
316,600	ITT Corp.	20,895,600

		71,089,036

Media 1.3%
745,600	Regal Entertainment Group (Class A)(b)	13,100,192

Oil, Gas & Consumable Fuels 9.1%
396,700	Denbury Resources, Inc.(a)	13,499,701
162,800	Newfield Exploration Co.(a)	10,295,472
179,200	Range Resources Corp.(b)	11,784,192
820,300	Southwestern Energy Co.(a)	36,372,102
314,800	XTO Energy, Inc.	20,027,576

		91,979,043

Pharmaceuticals 1.9%
248,100	Barr Pharmaceuticals, Inc.(a)	10,866,780
613,600	Mylan, Inc.(b)	8,191,560

		19,058,340

Real Estate Investment Trust 1.0%
581,500	Annaly Capital Management, Inc.(b)	10,356,515

Semiconductors & Semiconductor Equipment 3.6%
802,295	Broadcom Corp. (Class A)(a)	23,017,844
176,500	KLA-Tencor Corp.(b)	8,140,180
214,800	NVIDIA Corp.(a)	5,305,560

		36,463,584

Software 5.6%
124,176	Adobe Systems, Inc.(a)	5,471,195
441,900	Amdocs Ltd.(a)(b)	14,277,789
151,400	Autodesk, Inc.(a)(b)	6,231,624
614,900	Check Point Software Technologies(a)(b)	15,267,967
298,500	Electronic Arts, Inc.(a)	14,984,700

		56,233,275

Specialty Retail 1.3%
372,635	Ross Stores, Inc.(b)	13,645,894

Textiles, Apparel & Luxury Goods 1.5%
333,100	Phillips-Van Heusen Corp.(b)	15,132,733

Trading Companies & Distributors 1.6%
319,500	Fastenal Co.(b)	15,796,080

Wireless Telecommunication Services 8.5%
399,900	American Tower Corp. (Class A)(a)	18,283,428
427,450	Crown Castle International Corp.(a)	18,162,351
977,790	NII Holdings, Inc.(a)	49,085,057

		85,530,836

	TOTAL LONG-TERM INVESTMENTS (cost $815,305,983)	975,660,689

SHORT-TERM INVESTMENT 35.8% Affiliated Money Market Mutual Fund
360,852,673	Dryden Core Investment Fund - Taxable Money Market Series (cost $360,852,673; includes $325,573,708 of cash collateral received for securities on loan)(c)(d)	360,852,673

	TOTAL INVESTMENTS 132.7% (cost $1,176,158,656)(e)	1,336,513,362

	Liabilities in excess of other assets (32.7%)	(329,148,075)

	NET ASSETS 100.0%	$1,007,365,287

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $314,965,243; cash collateral of $325,573,708 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,179,214,988	$179,660,289	$(22,361,915)	$157,298,374

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date July 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date July 24, 2008

*	Print the name and title of each signing officer under his or her signature.